Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

25.Leases

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Group’s leases are all operating leases mainly relating to corporate offices and outdoor billboards. For leases with terms greater than 12 months, the Group records the related asset and lease liability at the present value of lease payments over the term. The remaining lease terms for these operating leases are generally from 2 months to 8 years. Future lease payments under operating leases as of December 31, 2019 were as follows:

As of December 31, 2019
RMB
2020	152,716
2021	68,812
2022	22,974
2023	16,104
2024	12,060
Thereafter	24,048
Total minimum lease payments	296,714
Less: imputed interest	(20,850)
Total lease liability balance	275,864

Rental expense under operating leases was RMB143.5 million and RMB177.1 million for the years ended December 31, 2017 and 2018, respectively. Operating lease expense for the year ended December 31, 2019 was RMB158.8 million, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2019 was RMB35.9 million.

For the Year ended
December 31, 2019
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	152,156
Right-of-use assets obtained in exchange for new operating lease liabilities:
Operating leases	120,271
Weighted-average remaining lease term-operating leases	3.51 years
Weighted-average discount rate-operating	4.75%

As of December 31, 2018, the future minimum lease payments under the Group’s non-cancelable operating lease agreements based on ASC 840 are as follows:

Operating leases
RMB
2019	187,581
2020	103,807
2021	66,499
2022	15,243
Beyond 2022	65,142